SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 10 - SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to June 30, 2013 through the date these financial statements were issued and has determined that the following events that are material subsequent events necessitate disclosure:

On June 26, 2013, Autovative Products, Inc., a Nevada corporation (“Autovative”), entered into that certain Agreement and Plan of Merger (the “Original Merger Agreement”), as amended by that certain First Amendment to the Original Merger Agreement, dated as of July 2, 2013 (the “Amendment” and, together with the Original Merger Agreement, the “Merger Agreement”), by and among Autovative, Ucansi Acquisition Corp., a Delaware corporation and wholly owned subsidiary of Autovative (“Merger Sub”), and the Company. Pursuant to the Merger Agreement, on July 30, 2013 (the “Closing Date”), Merger Sub merged with and into the Company. (the “Merger”), with the Company surviving the merger as Autovative's wholly owned subsidiary. Upon consummation of the Merger, Autovative changed its name from Autovative Products, Inc. to GlassesOff Inc.

Pursuant to the Merger Agreement, all shares of the Company’s common and preferred stock that were issued and outstanding immediately preceding the Merger were converted into the right to receive an aggregate of approximately 40,000,000 shares of Autovative's common stock, par value $0.001 per share (“Common Stock”), after giving effect to a 7.5-for-1 forward split of Autovative's Common Stock (the “Forward Split”). Following the Merger, the Company’s former stockholders hold approximately 80% of Autovative's issued and outstanding Common Stock. Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, Autovative assumed all of the Company’s options and warrants that were issued and outstanding immediately prior to the Merger and issued to the holders of such securities in exchange therefor options and warrants to acquire approximately 9,019,872 shares and 7,523,504 shares of Common Stock, respectively, in each case after giving effect to the Forward Split. None of the shares of Common Stock, warrants, options or shares of Common Stock issuable upon exercise of such warrants and options issued by Autovative in connection with the Merger (collectively, the “Merger Securities”) have been registered under the Securities Act of 1933, as amended (the “Securities Act”), or any state securities laws and may not be sold except in a transaction registered under, or exempt from, the registration provisions of the Securities Act and applicable state securities laws. Autovative issued the Merger Securities in reliance upon the exemption from registration contained in Section 4(2) of the Securities Act. Persons acquiring Merger Securities represented to Autovative that they were “accredited investors” as defined in Rule 501(a) under the Securities Act and that the Merger Securities were being acquired for investment purposes.

Additionally, on the Closing Date, Autovative consummated a private placement (the “Private Placement”) in connection with which Autovative entered into subscription agreements (each, a “Subscription Agreement”) with certain private investors (the “Investors”), pursuant to which the Investors purchased an aggregate of 2,490,000 units (each, a “Unit”), for a purchase price in cash of $1.25 per Unit, each of which comprised one share of Common Stock and one five-year warrant (each, a “Warrant”) to purchase one share of Common Stock at an exercise price of $1.25 per share (each, a “Warrant Share”). Before expenses, Autovative received an aggregate of approximately $3,113 in gross proceeds from the issuance of the Units. Autovative issued the Units, including the underlying Common Stock, Warrants and Warrant Shares (collectively, the “Private Placement Securities”) in reliance upon the exemption from registration contained in Section 4(2) of the Securities Act. The Investors represented to Autovative that they were “accredited investors” as defined in Rule 501(a) under the Act and that the Shares were being acquired for investment purposes.

Both the Company and Autovative have incurred customary transaction-related costs in connection with the Merger. The consolidation effected by the Merger will be accounted for as a reverse acquisition wherein the Company will be treated as the acquirer for accounting purposes as it has acquired control of the combined enterprise.

On or about December 31, 2012, Autovative contributed all of the operations, assets and liabilities of its historical business, generally comprising the distribution and development of automotive parts (the “Legacy Business”), to a newly-formed wholly owned subsidiary, Autovative Technologies, Inc. (“Autovative Tech”). On May 23, 2013, Autovative entered into a spin-off agreement (the “Spin-Off Agreement”) with its former Chairman of the Board and Chief Executive Officer, David Funderburk, pursuant to which, effective on the Closing Date, Autovative sold, assigned, transferred and conveyed to Mr. Funderburk all of the issued and outstanding capital stock of Autovative Tech, in exchange for which Mr. Funderburk has agreed to indemnify Autovative for, and hold Autovative harmless from, any and all losses and liabilities arising out of, or relating to, the Legacy Business. We refer to the foregoing as the “Split-Off”.

In connection with the Merger, Autovative's Board of Directors and holders of in excess of a majority of its issued and outstanding Common Stock (the “Majority Holders”) voted to amend its Articles of Incorporation (the “Amended and Restated Articles”) to (i) increase its capitalization to provide for the issuance of up to 200,000,000 shares of its Common Stock and up to 20,000,000 shares of “blank check” preferred stock, par value $0.001 per share, and (ii) change its name from Autovative Products, Inc. to “GlassesOff Inc.” In connection with the name change, Autovative expect that its Common Stock, which is currently traded on the OTCBB and the OTCQB under the symbol “ATVP”, will soon trade under a new symbol. Also in connection with the Merger, Autovative's Board of Directors amended and restated its bylaws (the “Amended and Restated Bylaws”).

The Majority Holders approved the Amended and Restated Articles pursuant to a written consent. An aggregate of 7,080,555 votes were cast “for” the Amended and Restated Articles, no votes were cast “against” the Amended and Restated Articles, and there were no abstentions or broker non-votes.

Effective upon consummation of the Merger: (i) the board of Autovative increased the number of seats on the board from one to four; (ii) in accordance with its bylaws, Mr. Qasim Husain, MD, the sole director, appointed Messrs. Novik, Madar and Shaffir and Prof. Polat to fill the vacancies created by the increase in number of seats on our board; and (iii) Dr. Husain resigned as a director. Each of the new directors will hold office until the earlier of the next annual meeting of stockholders and the election and qualification of their successors or their earlier death, resignation or removal. Additionally, effective upon consummation of the Merger, Dr. Qasim resigned as Chief Executive Officer and the Board of Directors appointed the following persons to serve in the offices set forth across from their names:

Name	Title
Nimrod Madar, M.B.A.	President and Chief Executive Officer
Uri Polat, Ph.D.	Chief Scientific Officer
Ram Shaffir	Chief Technology Officer
Steve Schaeffer, CPA	Chief Financial Officer

Upon execution of the new officer agreements on the Closing Date, Autovative granted Dr. Polat and Messrs. Madar and Shaffir options to purchase 350,000, 150,000 and 50,000 shares of Common Stock, respectively, at an exercise price of $1.25 per share, which options will vest in substantially equal amounts on the first, second and third anniversaries of the date of grant. In addition Autovative granted Messrs. Madar and Shaffir 200,000 and 300,000 shares, respectively, of restricted Common Stock, vesting in substantially equal amounts on the first, second and third anniversaries of the date of grant.

Upon appointment as Chairman of the Board at the Closing Date, Autovative granted Mr. Novik 300,000 shares of restricted Common Stock, which vest in substantially equal monthly installments over a period of 12 months from the date of grant. In addition, Autovative granted Mr. Novik an option to purchase 150,000 shares of Common Stock at an exercise price equal to $1.25 per share, which option vests in substantially equal monthly installments over a period of 12 months from the date of grant.

Pursuant to the Merger Agreement, upon consummation of the Merger, the Company has adopted a new incentive compensation plan – the GlassesOff Inc. 2013 Incentive Compensation Plan (the “Plan”). According to the plan the total number of shares initially reserved and available for delivery under the Plan shall be 14,000,000.